Derivative Liabilities	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Derivative Liabilities

NOTE 8 - Derivative liabilities

During the six months ended June 30, 2018, the Company identified conversion features embedded within its convertible debt.

The Company determined the conversion feature of the convertible note represents an embedded derivative since the convertible debt is convertible into a variable number of shares upon conversion. Accordingly, the convertible debt is not considered to be conventional debt and the embedded conversion feature must be bifurcated from the debt host and accounted for as a derivative liability.

Therefore, the FV of the derivative instruments was recorded as liabilities on the balance sheet with the corresponding amount recorded as discounts to the notes. Such discounts will be accreted from the issuance date to the maturity date of the notes. The change in the FV of the derivative liabilities will be recorded in other income or expenses in the statement of operations at the end of each period, with the offset to the derivative liabilities on the balance sheet. The FV of the embedded derivative liabilities on the convertible notes were determined using the Black-Scholes valuation model on the issuance dates with the assumptions in the table below.

The FV of the derivative liabilities was calculated using a Black-Scholes valuation model.

The FV of the Company's derivative liabilities at and during the six months ended June 30, 2018 is as follows:

Derivative liability balance, December 31, 2017	$897,968
Debt Discount	320,000
Derivative liability related to debt converted into common shares	(581,878)
Change in derivative liability	461,289
Derivative liability balance, June 30, 2018	$1,097,379

The FV's at the commitment dates and re-measurement dates for the convertible debt and warrants treated as derivative liabilities are based upon the following estimates and assumptions made by management for the six months ended June 30, 2018:

Risk free rate	2.11% - 2.33%
Volatility	175% - 202%
Conversion/Exercise Price	$0.0031 - $.0149
Dividend rate	0%
Term (Years)	0.22 - 0.70

The carrying amounts of the Company's cash, accounts payable and accrued expenses approximate their estimated FVs due to the short term maturities of those financial instruments. The Company believes the carrying amount of its promissory note, net of discount approximates its FV based on rates and other terms currently available to the Company for similar debt instruments.